SEC13F.LNS                  ROANOKE ASSET MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/09
                         RUN DATE: 10/07/09 10:59 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   97

FORM 13F INFORMATION TABLE VALUE TOTAL:   $94,512,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME